May 5, 2023

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

RE:	C.M. Life Insurance Company
C.M. Life Variable Life Separate Account I
Post-Effective Amendment No. 2 to Registration Statement filed on Form N-6
Prospectus Title: C.M. Life Electrum SelectSM
File Nos. 333-259818 and 811-09020
Class Identifier: C000232693

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the “Depositor”) and its C.M. Life Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 2 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 26, 2023 and became effective on May 1, 2023; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Gary F. Murtagh
Gary F. Murtagh
Head of MMUS Product and Operations Law
for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.